Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
The following table sets forth the face values of our outstanding debt as of December 31, 2017 and 2016 (in thousands):

			December 31,
	Rate	Maturity	2017	2016
Senior secured credit facilities:
Term Loan A	L + 2.00%	July 2022	$555,750	$—
Term Loan B	L + 2.25%	February 2024	1,881,048	—
2016 Term Loan A(1)	L + 2.50%	July 2021	—	585,000
2013 Term Loan B(2)	L + 3.00%	February 2019	—	1,420,896
2013 Incremental term loan facility(2)	L + 3.50%	February 2019	—	282,354
2013 Term Loan C(2)	L + 3.00%	December 2017	—	49,313
Revolver, $400 million(3)	L + 2.00%	July 2022	—	—
5.375% senior secured notes due 2023	5.375%	April 2023	530,000	530,000
5.25% senior secured notes due 2023	5.25%	November 2023	500,000	500,000
Mortgage facility(4)	5.80%	April 2017	—	79,741
Capital lease obligations			21,235	31,190
Face value of total debt outstanding			3,488,033	3,478,494
Less current portion of debt outstanding			(57,138)	(169,246)
Face value of long-term debt outstanding			$3,430,895	$3,309,248

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(1)	Refinanced on August 23, 2017 by Term Loan A.

(2)	Refinanced on February 22, 2017 by the 2017 Term Loan B.

(3)	Pursuant to the August 23, 2017 refinancing, the interest rate on the Revolver was reduced from L+2.50% to L+2.25% and the maturity was extended from July 2021 to July 2022.

(4)	Extinguished on March 31, 2017 using proceeds from the 2017 Term Loan B.

Schedule of Debt Interest Rate Margin

	Eurocurrency borrowings	Base rate borrowings
	Applicable Margin(1)	Applicable Margin
Term Loan A	2.00%	1.00%
Term Loan B	2.25%	1.25%
Revolver, $400 million	2.00%	1.00%
______________________________

(1)
Applicable margins do not reflect potential step ups and downs of Term Loan A and Revolver, $400 million, which are determined by the Senior Secured Leverage Ratio. See below for additional information.

(2)	Term Loan A, Term Loan B, and Revolver, $400 million, are subject to a 0% floor.

Schedule of Effective Interest Rates
Our effective interest rates on borrowings under the Amended and Restated Credit Agreement for the years ended December 31, 2017, 2016 and 2015, inclusive of amounts charged to interest expense, are as follows:

	Year Ended December 31,
	2017	2016	2015
Including the impact of interest rate swaps	4.35%	4.72%	4.48%
Excluding the impact of interest rate swaps	4.03%	4.55%	4.48%

Aggregate Maturities of Long-Term Debt
As of December 31, 2017, aggregate maturities of our long-term debt were as follows (in thousands):

Amount
Years Ending December 31,
2018	$57,138
2019	68,495
2020	80,273
2021	75,905
2022	389,405
Thereafter	2,816,817
Total	$3,488,033